UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2006

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, Place, and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	August 15, 2006

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  245891

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Form 13F INFORMATION TABLE
				     VALUE      QUANTITY         SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER	CLASS	CUSIP	     (x$1,000)    OF SHARES	PRN	CALL	DSCRN	MGR	AUT
Adobe Systems	COM	00724F101	8,330	274,370	SH	NA	SOLE	NA	SOLE
American Express	COM	025816109	10,515	197,570	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	8,397	137,370	SH	NA	SOLE	NA	SOLE
Berkshire Hathaway B	COM	084670207	8,037	2,641	SH	NA	SOLE	NA	SOLE
Berkshire Hathaway 	COM	084670108	183	2	SH	NA	SOLE	NA	SOLE
Biomet, Inc.	COM	090613100	6,612	211,300	SH	NA	SOLE	NA	SOLE
Cisco Systems	COM	17275R102	6,380	326,700	SH	NA	SOLE	NA	SOLE
Colgate Palmolive	COM	194162103	9,075	151,500	SH	NA	SOLE	NA	SOLE
Dell Inc.		COM	24702R101	5,650	230,980	SH	NA	SOLE	NA	SOLE
First Data Corp	COM	319963104	8,389	186,250	SH	NA	SOLE	NA	SOLE
Goldman Sachs	COM	38141G104	8,710	57,900	SH	NA	SOLE	NA	SOLE
Hershey Company	COM	427866108	9,957	180,810	SH	NA	SOLE	NA	SOLE
Int'l Business Mach	COM	459200101	6,624	86,230	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	9,712	160,430	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	8,926	148,960	SH	NA	SOLE	NA	SOLE
Kimberly-Clark Corp.	COM	494368103	8,027	130,100	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	7,702	249,250	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	6,536	169,020	SH	NA	SOLE	NA	SOLE
McDonald's Corp.	COM	580135101	11,396	339,160	SH	NA	SOLE	NA	SOLE
Medtronic Inc.	COM	585055106	7,965	169,750	SH	NA	SOLE	NA	SOLE
Merck & Co.	COM	589331107	5,690	156,200	SH	NA	SOLE	NA	SOLE
Merrill Lynch	COM	590188108	10,069	144,750	SH	NA	SOLE	NA	SOLE
Metlife, Inc.	COM	59156R108	7,554	147,520	SH	NA	SOLE	NA	SOLE
Microchip Tech.	COM	595017104	7,633	227,500	SH	NA	SOLE	NA	SOLE
Microsoft Corp.	COM	594918104	8,579	368,210	SH	NA	SOLE	NA	SOLE
Morgan Stanley 	COM	617446448	8,508	134,600	SH	NA	SOLE	NA	SOLE
NIKE, Inc. 'B'	COM	654106103	7,275	89,820	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.	COM	713448108	11,264	187,600	SH	NA	SOLE	NA	SOLE
Procter & Gamble	COM	742718109	9,229	165,984	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	7,579	92,060	SH	NA	SOLE	NA	SOLE
Wrigley (Wm.) Jr.	COM	982526105	5,351	117,961	SH	NA	SOLE	NA	SOLE
Wrigley Wm Jr. B	COM	982526204	37	825	SH	NA	SOLE	NA	SOLE

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